Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Financial Instruments at Fair Value Through Profit or Loss
8.
FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contracts	$1	$—
Non-derivatives
Listed stocks - domestic	—	—

	$1	$—

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$704	$629
Non-listed stocks - foreign	89	32
Limited partnership - domestic	219	307
Other investing agreements	24	37

	$1,036	$1,005

Chunghwa’s Board of Directors approved an investment in Taiwania Capital Buffalo Fund VI, L.P. at the amount of $600 million in January 2022. As of December 31, 2024, Chunghwa invested $300 million.

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2023
Forward exchange contracts - buy	NT$/EUR	March 2024	NT$145/EUR4

December 31, 2024
Forward exchange contracts - buy	NT$/USD	January 2025	NT$46/USD1

Forward exchange contracts - buy	NT$/EUR	March 2025	NT$10/EUR0.3

The Company entered into the above forward exchange contracts to manage its exposure to foreign currency risk due to fluctuations in exchange rates. However, the aforementioned derivatives did not meet the criteria for hedge accounting.